Condensed Consolidated Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Mar. 25, 2025	Dec. 31, 2024	Jan. 26, 2015	Dec. 31, 2014	Dec. 13, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	2,000,000	2,000,000		2,000,000
Preferred stock, shares outstanding	2,000,000	2,000,000		2,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000	3,000,000,000	2,000,000,000	550,000,000	300,000,000
Common stock, shares issued	1,997,483,341	1,884,930,584		1,884,930,584
Common stock, shares outstanding	1,997,483,341	1,884,930,584		1,884,930,584